Exhibit 99.2

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2014

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2014, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2014, leases with a total base residual value of $16,757,119.61 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2014
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	September	$857,631,435.79
	October	$822,224,944.56	$15,231,252.57	7.53%	$24,668,796.66	3.46%
	November	$798,046,022.91	$14,959,628.88	7.40%	$13,613,153.78	1.91%
	December	$769,411,016.53	$14,597,737.23	7.22%	$18,301,775.50	2.57%
2015-	January	$735,489,815.62	$14,130,468.93	6.99%	$23,902,264.65	3.35%
	February	$694,211,768.59	$13,513,547.41	6.69%	$31,694,809.27	4.45%
	March	$652,713,952.09	$12,888,157.41	6.38%	$32,319,290.63	4.53%
	April	$609,731,932.63	$12,193,158.01	6.03%	$34,276,475.69	4.81%
	May	$563,485,313.35	$11,443,570.69	5.66%	$38,061,008.55	5.34%
	June	$515,203,115.71	$10,631,596.48	5.26%	$40,661,478.80	5.70%
	July	$471,918,888.58	$9,895,566.07	4.90%	$36,141,565.88	5.07%
	August	$446,327,741.62	$9,469,344.91	4.68%	$18,643,529.85	2.62%
	September	$421,988,226.57	$9,067,975.69	4.49%	$17,656,515.85	2.48%
	October	$403,536,863.38	$8,770,824.19	4.34%	$11,935,464.50	1.67%
	November	$381,443,492.53	$8,381,040.46	4.15%	$15,868,689.90	2.23%
	December	$356,956,106.81	$7,926,009.16	3.92%	$18,599,651.97	2.61%
2016-	January	$323,854,611.30	$7,268,765.87	3.60%	$27,740,145.77	3.89%
	February	$275,822,038.01	$6,250,609.05	3.09%	$43,512,384.93	6.10%
	March	$225,269,160.04	$5,174,589.89	2.56%	$46,852,200.67	6.57%
	April	$175,758,557.10	$4,080,687.69	2.02%	$46,633,620.93	6.54%
	May	$124,992,175.92	$2,947,280.88	1.46%	$48,758,083.99	6.84%
	June	$76,521,056.94	$1,844,761.72	0.91%	$47,294,162.59	6.63%
	July	$30,599,068.56	$776,819.74	0.38%	$45,554,208.40	6.39%
	August	$18,769,550.00	$480,918.46	0.24%	$11,512,005.90	1.61%
	September	$8,376,487.30	$215,451.03	0.11%	$10,277,776.95	1.44%
	October	$57,067.64	$1,544.49	0.00%	$8,362,585.25	1.17%
	November	$0.00	$0.00	0.00%	$57,372.00	0.00%

Total			$202,141,306.91	100.00%	$712,899,018.86	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$915,040,325.77

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
July 2014	Car	263	69.21%	$(1,177)	(3.80)%	(7.08)%
	CUV	158	55.44%	$2,661	6.73%	12.56%
	SUV	67	69.79%	$1,996	6.21%	12.87%
	Truck	34	35.79%	$5,221	12.32%	23.52%
	Total/Average	522	60.98%	808	2.34%	4.44%
August 2014	Car	323	79.56%	$(1,702)	(5.26)%	(9.75)%
	CUV	254	67.37%	$1,950	5.09%	9.45%
	SUV	73	76.04%	$1,729	5.37%	11.24%
	Truck	36	35.29%	$4,817	11.10%	21.44%
	Total/Average	686	69.93%	$358	1.02%	1.92%
September 2014	Car	363	80.31%	$(2,160)	(6.69)%	(12.36)%
	CUV	323	71.46%	$1,385	3.58%	6.37%
	SUV	49	71.01%	$1,965	6.11%	12.79%
	Truck	37	32.74%	$5,122	11.96%	23.89%
	Total/Average	772	71.09%	$(66)	(0.19)%	(0.34)%